Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 536,112	$ 319,361	$ 251,723
Income from discontinued operations	(66,257)	(104,228)	(84,504)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and impairment of intangible assets	70,494	224,750	184,129
Depreciation and amortization of property and equipment	107,954	102,207	92,151
Amortization of debt discount and transaction costs	37,085	36,013	23,293
Stock-based compensation expense	152,739	128,262	153,942
Deferred income tax benefit	(21,654)	(85,235)	(39,056)
Excess tax benefit from stock-based compensation	(16,049)	(5,873)	(6,132)
Effects of exchange rate changes on monetary assets and liabilities denominated in foreign currencies	5,189	13,815	5,233
Other non-cash items	8,618	6,767	12,066
Total adjustments to reconcile net income to net cash provided by operating activities	344,376	420,706	425,626
Changes in operating assets and liabilities, net of the effects of acquisitions:
Accounts receivable	(61,662)	(8,866)	(28,142)
Inventories	(4,133)	703	(1,167)
Prepaid expenses and other current assets	(12,077)	(10,257)	(4,621)
Other assets	(2,747)	(1,487)	1,650
Income taxes, net	42,431	48,675	(84,629)
Accounts payable	(16,365)	6,408	1,338
Accrued expenses and other current liabilities	22,650	49,662	66,674
Deferred revenues	142,381	102,330	144,644
Other liabilities	22,459	8,900	5,827
Total changes in operating assets and liabilities, net of the effects of acquisitions	132,937	196,068	101,574
Net cash provided by operating activities of continuing operations	947,168	831,907	694,419
Net cash provided by operating activities of discontinued operations	168,662	202,641	151,562
Net cash provided by operating activities	1,115,830	1,034,548	845,981
Investing Activities
Purchases of available-for-sale investments	(2,238,784)	(2,182,681)	(2,389,950)
Proceeds from sales of available-for-sale investments	1,294,636	1,745,290	1,694,886
Proceeds from maturities of available-for-sale investments	632,517	637,052	406,334
Proceeds from cost method investments, net	920	6,476	425
Purchases of property and equipment	(85,035)	(97,566)	(124,610)
Cash paid for acquisitions, net of cash acquired	(13,242)	(95,331)	(101,059)
Cash paid for licensing agreements and product related intangible assets	(25,940)	(10,795)	(13,419)
Other	261	(1,267)
Net cash (used in) provided by investing activities of continuing operations	(434,667)	1,178	(527,393)
Net cash used in investing activities of discontinued operations	(49,537)	(225,593)	(42,064)
Net cash used in investing activities	(484,204)	(224,415)	(569,457)
Financing Activities
Proceeds from issuance of common stock under stock-based compensation plans	41,247	112,285	46,618
Proceeds from issuance of convertible notes, net of issuance costs			1,415,717
Purchase of convertible note hedges			(184,288)
Proceeds from issuance of warrants			101,775
Proceeds from revolving credit facility		95,000
Repayments on credit facility		(95,000)
Repayment of acquired debt		(3,175)	(4,065)
Excess tax benefit from stock-based compensation	16,049	5,873	6,132
Stock repurchases, net	(28,689)	(755,704)	(1,640,885)
Cash paid for tax withholding on vested stock awards	(66,638)	(46,336)	(33,672)
Net cash used in financing activities of continuing operations	(38,031)	(687,057)	(292,668)
Net cash used in financing activities of discontinued operations		(4,394)
Net cash used in financing activities	(38,031)	(691,451)	(292,668)
Effect of exchange rate changes on cash and cash equivalents	(5,157)	(10,313)	(4,447)
Change in cash and cash equivalents	588,438	108,369	(20,591)
Cash and cash equivalents at beginning of period, including cash of discontinued operations of $57,762, $34,651 and $56,091, respectively	368,518	260,149	280,740
Cash and cash equivalents at end of period	956,956	368,518	260,149
Less cash of discontinued operations	(120,861)	(57,762)	(34,651)
Cash and cash equivalents at end of period	836,095	310,756	225,498
Supplemental Cash Flow Information
Cash paid for income taxes	64,361	45,827	130,502
Cash paid for interest	$ 7,847	$ 8,215	$ 5,027